UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number      811-24065

Lincoln Partners Group Royalty Fund

(Exact name of registrant as specified in charter)

1301 South Harrison Street

Fort Wayne, Indiana 46802

(Address of principal executive offices) (Zip code)

Paul Chryssikos, Esq.

Lincoln Financial Group

150 North Radnor Chester Road

Radnor, Pennsylvania 19087

(Name and address of agent for service)

Copies of all communications to:

Robert A. Robertson, Esq.

Dechert LLP

US Bank Tower

633 West 5th Street

Suite 4900

Los Angeles, CA 90071-2013

Robert Horowitz, Esq.

Dechert LLP

1095 Avenue

of the Americas

New York, New York 10036

Kaitlin McGrath, Esq.

Dechert LLP

One International Place

40th Floor

Boston, MA 02110

Registrant’s telephone number, including area code:      (260) 455-2000

Date of fiscal year end: March 31

Date of reporting period:  September 30, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

Lincoln Partners Group Royalty Fund

(formerly, Lincoln Royalties Income Fund, LP)

Semi-Annual Report

September 30, 2025 (Unaudited)

Lincoln Partners Group Royalty Fund

Lincoln Partners Group Royalty Fund

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

September 30, 2025 (Unaudited)
Assets:
Investments, at fair value (cost $51,733,211)	$57,617,570
Cash and cash equivalents	5,868
Expense reimbursement receivable from the Adviser	495,499
Dividends and interest receivable	34,221
Deferred offering costs	7,905
Total assets	58,161,063

Liabilities:
Tax expense payable	1,079,543
Management fee payable	112,447
Incentive fee payable	66,498
Payable for fund accounting fee	60,866
Professional fees payable	52,390
Directors’ fees payable	24,758
Transfer agent fees payable	13,151
Payable for custodian fee	9,984
Due to manager and affiliates	4,536
Accrued expenses and other liabilities	985
Total liabilities	1,425,158

Net assets	$56,735,905

Components of Net Assets at September 30, 2025:
Paid-in capital	50,000,000
Distributable earnings	6,735,905
$56,735,905

Net asset value per share - Class I (unlimited authorization at $0.001 par value) ($56,705,162 /5,229,738 Shares)	$10.84
Net asset value per share - Class A (unlimited authorization at $0.001 par value) ($10,242 /1,000 Shares)	$10.24
Net asset value per share - Class D (unlimited authorization at $0.001 par value) ($10,248 /1,000 Shares)	$10.25
Net asset value per share - Class IS (unlimited authorization at $0.001 par value) ($10,253 /1,000 Shares)	$10.25

The accompanying notes are an integral part of these consolidated financial statements.

Lincoln Partners Group Royalty Fund

CONSOLIDATED STATEMENT OF OPERATIONS

Six Months Ended September 30, 2025 (Unaudited)
Investment income:
Dividends	$1,103,122
Interest	823,042
Payment-in-Kind (PIK) income	86,860
Total investment income	2,013,024

Expenses:
Tax expenses	1,079,543
Professional fees	818,186
Management fees	217,722
Directors’ fees	152,014
Insurance expense	81,429
Incentive fees	66,498
Accounting and administration expenses	60,948
Reports and statements to shareholders	17,623
Transfer agent fees	13,151
Custodian fees	9,984
Offering costs expense	3,920
Shareholder Service Fees	4,125
Trustees’ fees and expenses	277
Other expenses	6,521
2,531,941
Less: Expenses reimbursed	(1,062,747)
Total operating expenses	1,469,194

Net investment income	543,830

Net realized and unrealized gain:
Net realized gain (loss) from investments	1,244
Net realized gain (loss) on foreign currency transactions	30
Net change in unrealized appreciation (depreciation) on investments	3,693,737
Net change in unrealized appreciation (depreciation) on foreign currency translation	241
Net realized and unrealized gain	3,695,252

Net increase in net assets resulting from operations	$4,239,082

The accompanying notes are an integral part of these consolidated financial statements.

Lincoln Partners Group Royalty Fund

CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS

	Limited Partner	General Partner	Shareholders	Total
Partners’ capital, January 7, 2025	$-	$-	$-	$-
Allocation of net increase (decrease) in partners’ capital resulting from operations:
Net investment income	306,201	-	-	306,201
Net change in unrealized appreciation (depreciation) on investments and foreign currency	2,190,622	-	-	2,190,622
Net increase in partners’ capital resulting from operations	2,496,823	-	-	2,496,823
Capital subscriptions	42,056,924	-	-	42,056,924
Net increase (decrease) in partners’ capital	44,553,747	-	-	44,553,747
Partners’ capital, March 31, 2025	$44,553,747	$-	$-	$44,553,747
Partners’ capital, April 1, 2025	$44,553,747	$-	$-	$44,553,747
Allocation of net increase (decrease) in partners’ capital resulting from operations:
Net investment income	806,688	-	-	806,688
Net realized gain (loss) on foreign currency	30	-	-	30
Net change in unrealized appreciation (depreciation) on investments and foreign currency	(546,817)	-	-	(546,817)
Net increase in partners' capital resulting from operations	259,901	-	-	259,901
Net increase (decrease) in partners’ capital	259,901	-	-	259,901
Conversion of partnership interests to issuance of common shares	(44,813,648)	-	44,813,648	-
Net investment income	-	-	(262,858)	(262,858)
Net realized gain (loss) on investments	-	-	1,244	1,244
Net change in unrealized appreciation (depreciation) on investments and foreign currency	-	-	4,240,795	4,240,795
Net increase (decrease) in net assets from operations for the period June 2, 2025 through September 30, 2025	-	-	3,979,181	3,979,181
Capital share transactions:
Proceeds from shares sold (Class I)	-	-	7,913,076	7,913,076
Proceeds from shares sold (Class A)	-	-	10,000	10,000
Proceeds from shares sold (Class D)	-	-	10,000	10,000
Proceeds from shares sold (Class IS)	-	-	10,000	10,000
Increase in net assets derived from capital share transactions	-	-	7,943,076	7,943,076
Net increase (decrease) in net assets	-	-	11,922,257	11,922,257
Net assets, September 30, 2025	$-	$-	$56,735,905	$56,735,905

*	The Fund converted to a statutory trust effective June 2, 2025. Prior to June 2, 2025, the Fund was a private limited partnership (See Note 1).

The accompanying notes are an integral part of these consolidated financial statements.

Lincoln Partners Group Royalty Fund

CONSOLIDATED STATEMENT OF CASH FLOWS

Six Months Ended September 30, 2025 (Unaudited)
Cash flows from operating activities:
Net increase (decrease) in net assets resulting from operations	$4,239,082
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used in) operating activities:
Net realized (gain) loss on investments	(1,244)
Net change in unrealized (appreciation) depreciation on investments	(3,693,737)
Net change in unrealized (appreciation) depreciation on foreign currency translation	(241)
Interest income pay-in-kind	(86,860)
Proceeds from distributions from investments	467,170
Purchases of money market fund	(10,442,208)
Changes in operating assets and liabilities:
Expense reimbursement receivable from the Adviser	(370,499)
Dividends and interest receivable	214,496
Deferred offering costs	(7,905)
Receivable for distributions from investments	444,339
Tax expense payable	1,079,543
Management fee payable	112,447
Incentive fee payable	66,498
Payable for fund accounting fee	60,866
Professional fees payable	52,390
Directors’ fees payable	24,758
Transfer agent fees payable	13,151
Payable for custodian fee	9,984
Due to manager and affiliates	4,536
Accrued expenses and other liabilities	985
Payable to adviser	(125,000)
Net cash provided by (used in) operating activities	(7,937,449)

Cash flows from financing activities:
Proceeds from shares sold	7,943,076
Net cash provided by (used in) financing activities	7,943,076

Net increase (decrease) in cash and cash equivalents	5,627
Cash and cash equivalents at beginning of period	-
Effects of foreign currency exchange rate changes on cash and cash equivalents	241
Cash and cash equivalents at end of period	$5,868

Supplemental disclosure of non-cash information
Conversion of partnership interests to issuance of common shares	$44,813,648

The accompanying notes are an integral part of these consolidated financial statements.

Lincoln Partners Group Royalty Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS

September 30, 2025 (Unaudited)

Investments	Industry	Principal	Interest Rate	Maturity Date	Acquisition Date	Cost	Fair Value	% of Net Assets
Private Fund Investments - 42.3%
North America - 42.3%
Melody Offshore Jersey B LP (1)(2)(3)(4)	Music from Film & TV				1/31/2025	$9,509,265	$11,117,205	19.6%
Royfin Natural GAS LLC (1)(2)(3)(4)	US Natural Gas				1/7/2025	5,000,000	5,906,770	10.4%
4010 Royalty Offshore FNT Fund, LP (1)(3)(4)	Biotech				1/28/2025	1,788,199	1,662,129	2.9%
4010 Royalty River CI, LP (1)(3)(4)	Biotech				1/28/2025	5,000,000	5,355,600	9.4%
Total North America						21,297,464	24,041,704	42.3%

Total Private Fund Investments - 42.3%						$21,297,464	$24,041,704	42.3%

Private Debt Investments - 25.0%
North America - 25.0%
CEPG Harmony LP Inc (1)(2)	Music from Film & TV	$6,208,778	15.0%	2/19/2035	2/19/2025	6,208,778	6,208,778	10.9%
Lyric MMM Intermediate Co LP (1)(2)(7)	Music from Film & TV	4,870,129	12.0%	11/8/2039	1/7/2025	4,870,129	4,870,129	8.6%
PG US SM Holdings LP (1)(2)(3)	Pop / Commercial	2,739,759	8.5%	6/19/2033	1/7/2025	2,152,667	3,140,294	5.5%
PG US SM Holdings LP (1)(2)(3)	Pop / Commercial	21,033	8.5%	9/15/2033	1/7/2025	16,526	24,108	0.0%
Total North America						13,248,100	14,243,309	25.0%

Total Private Debt Investments - 25.0%						$13,248,100	$14,243,309	25.0%

Participation Agreements - 10.1%
North America -10.1%
PG US SM Access LLC (1)(2)(3)(5)	Pop / Commercial				1/7/2025	2,760,792	3,021,910	5.3%
Uplift Music LP (1)(2)(3)(5)(6)	Music from Film & TV				1/7/2025	2,053,807	2,723,108	4.8%
Total North America						4,814,599	5,745,018	10.1%

Total Participation Agreements - 10.1%						$4,814,599	$5,745,018	10.1%

Private Equity Investments - 5.4%
North America - 5.4%
CEPG Harmony LP Inc. (1)(2)(3)	Music from Film & TV				2/19/2025	1,842,697	3,016,792	5.2%
Lyric MMM Holding Co LP (1)(2)(3)	Music from Film & TV				1/7/2025	86,860	127,256	0.2%
Total North America						1,929,557	3,144,048	5.4%

Total Private Equity Investments - 5.4%						$1,929,557	$3,144,048	5.4%

	Number of Shares	Cost	Fair Value	% of Net Assets
Money Market Fund - 18.4%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.09%).	1,283	$10,443,491	$10,443,491	18.4%
Total Money Market Fund - 18.4%		$10,443,491	$10,443,491	18.4%

Total Investments - 101.2%		$51,733,211	$57,617,570	101.2%

(1)	Investments have no redemption provisions, are issued in private placement transactions and are restricted as to resale. For investments that were acquired through multiple transactions, the acquisition date represents initial acquisition date of the Fund’s investment in the position.

(2)	Investment valued using unobservable inputs (Level 3). See Note 4.

(3)	Non-income producing.

(4)	The Private Fund Investments contains capital commitments. The general partner of the Private Fund Investments may call or distribute capital on a period basis.

(5)	Investments made through participation agreements to which Partners Group is the counterparty.

(6)	Investment has been committed to but has not been fully funded by the Fund. Refer to Note 5 for additional details.

(7)	Payment-in-Kind (PIK). 100% of the income received was in the form of equity.

The accompanying notes are an integral part of these consolidated financial statements.

Lincoln Partners Group Royalty Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

September 30, 2025 (Unaudited)

The following table summarizes the initial commitment and unfunded amounts of the Private Fund Investments as of September 30, 2025:

Private Fund Investment	Commitment	Unfunded
Melody Offshore Jersey B LP	$9,940,000	$-
Royfin Natural GAS LLC	5,000,000	-
4010 Royalty Offshore FNT Fund, LP	5,000,000	3,344,000	*
4010 Royalty River CI, LP	5,000,000	-

Participation Agreements
Uplift Music LP	$3,000,000	$946,193	*

*	This represents a contingent liability, an amount the Investment may call capital for in the future.

The accompanying notes are an integral part of these consolidated financial statements.

Lincoln Partners Group Royalty Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

September 30, 2025 (Unaudited)

1.	Organization

Lincoln Partners Group Royalty Fund (formerly, Lincoln Royalties Income Fund, LP) (the “Fund”) was organized as a limited partnership formed on September 13, 2024 pursuant to the Delaware Revised Limited Partnership Act and incepted its investment portfolio before converting by operation of law to a Delaware statutory trust on June 2, 2025. The Fund was formed as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). Lincoln Financial Investments Corporation serves as the Fund’s investment adviser (the “Adviser”) and is responsible for overseeing the allocation of the Fund’s assets across strategies. Partners Group (USA) Inc. serves as the Fund’s sub-advisor (the “Sub-Adviser” or “Partners Group” and together with the Adviser, the “Advisers”) and is responsible for selecting portfolio securities for the Fund. The Fund’s term is perpetual unless the Fund is otherwise terminated under the terms of the Fund’s Amended and Restated Agreement and Declaration of Trust. The Fund’s Class A, Class D, and Class IS Shares commenced operations on September 1, 2025. The registration statement relating to the Fund was declared effective by the Securities and Exchange Commission (the “SEC”) on September 24, 2025.

The SEC has granted the Fund exemptive relief permitting the Fund to offer multiple classes of shares. The Fund offers Class A, Class D, Class I and Class IS shares. The Class A shares and Class D shares are subject to a distribution and service fee. Class A and Class D shares are each sold with a maximum front-end sales charge of up to 3.00 and 3.50% respectively. The Fund’s Shares are offered on a monthly basis. The minimum initial investment with respect to Class A and Class D Shares is $2,500 for all accounts. With respect to Class I Shares, the minimum initial investment is $1,000,000 for all accounts. The minimum initial investment with respect to Class IS Shares is $25,000 for all accounts.

The Fund may from time to time offer to repurchase Shares pursuant to written tenders by Shareholders. Subject to the Board’s discretion, the Fund currently intends to offer to repurchase Shares from Shareholders quarterly in an amount up to 5% of the Fund’s NAV. The Fund may extend multiple offers to repurchase Shares in a quarter in an aggregate amount of 5% of the Fund’s NAV.

The Fund’s investment objective is to seek high risk-adjusted returns across various market cycles.

2.	Significant Accounting Policies

Consolidation of Subsidiary — The consolidated financial statements of the Fund include the Fund and Lincoln Partners Group Royalty Fund Energy U.S. Blocker, LLC (a Delaware Limited Liability Company), Lincoln Partners Group Royalty Fund Media & Entertainment U.S. Blocker, LLC (a Delaware Limited Liability Company), Lincoln Partners Group Royalty Fund BSL, LLC (a Delaware Limited Liability Company), and Lincoln Partners Group Royalty Fund Finance, LLC (a Delaware Limited Partnership), each a wholly-owned subsidiary of Fund. Inter-company balances and transactions have been eliminated in consolidation.

The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”), Topic 946, “Financial Services - Investment Companies”.

Security Valuation — The Fund holds financial instruments for which no quoted prices are available, and which have little or no observable market inputs. The fair values of financial investments are determined by the Adviser using various valuation techniques. These include the use of other observable transactions, reference to other instruments that are substantially the same, and discounted cash flow analysis refined to reflect the issuer’s specific circumstances. Factors that might materially impact the value of an investment (e.g., operating results, financial condition, achievement of milestones, economic and/or market events and recent sales prices) may be considered. The Adviser’s Valuation Committee, who is solely responsible for the determination of the fair value of the Fund’s investments, will consider all available information at its disposal prior to making a valuation determination, including information or opinions from third-party firms as determined in good faith under established policies. The Valuation Committee was established by Lincoln Financial Investments Corporation (LFI), the designated valuation designee, to perform fair valuations pursuant to SEC Rule 2a-5.

Income Taxes — During the semi-annual period, the Fund experienced a change in tax status. The Fund, which was originally organized as a partnership, converted to a trust and elected corporate tax treatment on June 2, 2025. Effective that date, the trust is treated as a corporation for U.S. federal and state income tax purposes. The conversion qualifies as a tax-free reorganization under Section 368(a)(1)(F) of the Internal Revenue Code.

Lincoln Partners Group Royalty Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

September 30, 2025 (Unaudited)

2.	Significant Accounting Policies (continued)

Prior to conversion, the Fund was treated as a pass-through entity and did not recognize entity level income taxes as such were the obligation of the individual partners.

For the period ended September 30, 2025, the Fund is treated as a taxable corporation. Accordingly, the Fund is subject to U.S. federal and state income tax on its taxable income and gains at applicable corporate tax rates. In some future period, the Fund intends to qualify as a RIC subject to meeting the requirements under Subchapter M of the Internal Revenue Code. At that time, the Fund will not longer have an obligation to recognize entity level income taxes.

The Fund will apply the provisions of ASC 740 - Income Taxes in the determination of its provision for federal and state income taxes. The Statement of Operations will include a current tax provision based on estimated taxable income for the period. The Statement of Assets and Liabilities will include deferred tax assets and liabilities for any identified temporary differences between the financial reporting basis and tax basis of assets and liabilities and tax loss or credit carryforwards, measured using enacted tax rates expected to apply when these differences reverse. As appropriate, a valuation allowance will be recognized if it is determined that it is more likely than not the established deferred tax assets will not be realized as stated. Finally, the Fund will apply the two-step recognition and measurement approach to the assessment of uncertain tax positions.

Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to classes of the Fund on the basis of daily net assets of each class. Distribution and administration expenses relating to a specific class will be charged directly to that class.

Other — Expenses common to all series of the Fund are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Fund are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method. The Fund declares and distributes dividends from net investment income, if any, quarterly. Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Segment Reporting — The Adviser’s Investment Committee acts as the Fund’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment because the Fund has a single investment strategy, against which the CODM assesses performance. The CODM monitors the operating results of the Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.

Organizational Expenses — Organizational costs are expensed as incurred and consist of costs incurred to establish the Fund and enable it to legally do business. These costs, which amounted to $648,190 have been paid by the Adviser. These costs are subject to recoupment in accordance with the Fund’s expense limitation agreement.

Offering Costs — Offering costs are deferred until the Fund commences operations and then amortized over the first 12 months of operations on a straight-line basis. Offering costs consist of costs incurred in connection with the Fund’s offering of Shares, such as preparation of the Fund’s registration statement. These costs, which amounted to $11,825 have been paid by the Adviser. These costs are subject to recoupment in accordance with the Fund’s expense limitation agreement.

Lincoln Partners Group Royalty Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

September 30, 2025 (Unaudited)

2.	Significant Accounting Policies (continued)

Income Recognition — Income is recognized on an accrual basis as earned. Expenses are recognized on an accrual basis as incurred. Distributions from investments occur at irregular intervals and the exact timing of the distributions cannot be determined. The classification of distributions received, including return of capital, realized gains and dividend income and interest, is based on information received from the investment managers of the Investments at the time of distribution. The change in unrealized appreciation (depreciation) on investments and foreign currency translation within the Consolidated Statement of Operations includes the Fund's share of unrealized gains and losses, realized undistributed gains and losses and the undistributed net investment income or loss on investments for the relevant period. The Fund records contractual payment-in-kind interest on a Private Debt Investment that is received in the form of an equity rather than being paid in cash on an accrual basis on the respective interest payment dates.

Early Repurchase Fee — Repurchases of Shares from Shareholders by the Fund will be paid in cash, as described above. The Fund does not impose any charges in connection with repurchases of Shares except with respect to Shares held less than one year. An early repurchase fee (the “Early Repurchase Fee”) payable to the Fund will be charged with respect to the repurchase of a Shareholder’s Shares at any time prior to the day immediately preceding the one-year anniversary of a Shareholder’s purchase of the Shares. The Early Repurchase Fee will equal 2.00% of the NAV of the Shares repurchased within less than one year of the purchase. Once Shareholders have held Shares for a year, no fee will be assessed in association with a Share repurchase. The Early Repurchase Fee is payable to the Fund and not to the Advisers. An Early Repurchase Fee payable by a Shareholder may be waived by the Fund, in circumstances where the Board determines that doing so is in the best interests of the Fund and in a manner as will not discriminate unfairly against any Shareholder.

3.	Management Fees and Other Transactions with Affiliates

The Adviser is a registered investment adviser and wholly owned subsidiary of The Lincoln National Life Insurance Company (the “Lincoln Life”), a wholly owned subsidiary of Lincoln National Corporation. The Adviser is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment Sub-Adviser, and providing certain administrative services. For its services, the Adviser receives a management fee at an annual rate of 1.25% of the greater of (i) the Fund’s net asset value (i.e., net of fund leverage) or (ii) the Fund’s net asset value less cash and cash equivalents plus the total of all commitments made by the Fund that have not yet been drawn for investment. The management fee is calculated monthly and paid monthly.

Pursuant to the Investment Advisory Agreement, and in further consideration of the advisory services provided by the Adviser to the Fund, the Adviser is entitled to an incentive fee accrued monthly in an amount equal to 12.5% of the Fund’s “Fund Income” received by the Fund during such month (the “Incentive Fee”). For this purpose, “Fund Income” means (1) distributions received by the Fund from the Fund’s private portfolio investments; plus (2) distributions received by the Fund of net investment income (or loss) from debt, preferred equity investments and traded securities; minus (3) the Fund’s operating expenses for the month (excluding the Incentive Fee and share class specific expenses such as distribution and/or shareholder servicing fees). The Incentive Fee is paid quarterly in arrears. During the six months ended September 30, 2025, the amount of incentive fees was $66,498.

The Adviser has contractually agreed to reimburse the Fund to the extent that the Fund’s annual operating expenses calculated and reimbursed on a Class-by -Class basis (excluding interest, incentive fees, taxes, dividends tied to short sales, and brokerage commissions; underlying fund fees and expenses; other expenses attributable to, and incurred as a result of, the Fund’s investments; amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act; and extraordinary expenses (including litigation expenses) not incurred in the ordinary course of the Fund’s business (as determined in the discretion of the Adviser)) exceed 2.85% for Class A, 2.50% for Class D, 2.00% for Class I and 2.25% for Class IS of the Fund’s average daily net assets. The reimbursement is accrued daily and received monthly. The agreement will continue at least through August 1, 2027, and cannot be terminated before that date without the mutual agreement of the Board and the Adviser.

The Adviser retains the right to receive reimbursements of excess amounts waived or paid by the Adviser under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to the Adviser and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended September 30, 2025, the Adviser has not recouped any previously reimbursed Fund expenses.

Lincoln Partners Group Royalty Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

September 30, 2025 (Unaudited)

3.	Management Fees and Other Transactions with Affiliates (continued)

The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:

Expiration Date 2028
The Adviser	$125,000

The Sub-Adviser is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, the Adviser, not the Fund, pays the Sub-Adviser a fee based upon the Fund’s management fee and incentive fee.

Lincoln Life prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $411 for the six months ended September 30, 2025.

Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.05% of the Fund’s average daily net assets. In addition, the Fund pays Lincoln life a shareholder service fee of up to 0.25% of the Fund’s average daily net assets for the Class A, D and IS shares. The fees are calculated monthly and paid monthly. The fees are included in “Shareholder servicing fees” on the Statement of Operations.

Lincoln Life owned 50% of the Fund’s Class I shares and 100% of each of the Class A, D and IS shares as of September 30, 2025. The Sub-Adviser owned 50% of the Fund’s Class I shares at September 30, 2025.

Other Service Providers — The Fund has entered into an Accounting Service Agreement, a Custody Services Agreement and Transfer Agency and Service Agreement with State Street Bank (“SSB”) to provide administrative and fund accounting services, serve as Custodian and to act as Transfer and Shareholder Services Agent.

4.	Investments

For the six months ended September 30, 2025, the Fund made purchases of investment securities other than short-term investments as follows:

Purchases	$86,860

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

●	Level 1 — inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Lincoln Partners Group Royalty Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

September 30, 2025 (Unaudited)

4.	Investments (continued)

●	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

●	Level 3 — inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

Practical expedient - The fair values of Private Equity Fund Investments determined by the Adviser in accordance with the Valuation Procedures are estimates. These estimates are net of management and performance incentive fees or allocations payable pursuant to the respective organizational documents of the Private Equity Fund Investments. Ordinarily, the fair value of a Private Equity Fund Investment is based on the net asset value of that Private Equity Fund Investment reported by its investment manager. If the Adviser determines that the most recent net asset value reported by the investment manager of a Private Equity Fund Investment does not represent fair value or if the manager of a Private Equity Fund Investment fails to report a net asset value to the Fund, a fair value determination is made by the Adviser in accordance with the Valuation Procedures. In making that determination, the Adviser will consider whether it is appropriate, considering all relevant factors, to value such Private Equity Fund Investment at the net asset value last reported by its investment manager, or whether to adjust such value by a premium or discount. Because of the inherent uncertainty of estimates, fair value determinations based on estimates may differ from the values that would have been used had a ready market for the securities existed, and the differences could be material.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2025:

Investments:
Assets:
	Level 1	Level 2	Level 3	Investments measured at NAV*	Total
Private Fund Investments	$-	$-	$17,023,975	$7,017,729	$24,041,704
Private Debt Investments	-	-	14,243,309	-	14,243,309
Participation Agreements	-	-	5,745,018	-	5,745,018
Private Equity Investments	-	-	3,144,048	-	3,144,048
Money Market Fund	10,443,491	-	-	-	10,443,491
	$10,443,491	$-	$40,156,350	$7,017,729	$57,617,570

*	All investments that are measured at fair value using the NAV (or its equivalent) as the practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this column are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Consolidated Schedule of Investments.

Lincoln Partners Group Royalty Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

September 30, 2025 (Unaudited)

4.	Investments (continued)

The following table presents the change in the fair value of financial instruments for which Level 3 inputs were used to determine the fair value for the six months ended September 30, 2025:

	Balances as of April 1, 2025	Reclassifications	Purchases	Return of Capital	Transfer In	Transfer Out	Accretion/ (amortization)	Net realized gain (loss)	Net change in unrealized appreciation (deprecation)	Balance as of September 30, 2025	Net change in unrealized (depreciation) from Level 3 investments still held as of September 30, 2025
Private Fund Investments	$15,289,481	$-	$-	$-	$-	$-	$-	$-	$1,734,494	$17,023,975	$1,734,494
Private Debt Investments	13,934,483	-	-	-	-	-	-	-	308,826	14,243,309	308,826
Participation Agreements	4,949,018	-	-	-	-	-	-	-	796,000	5,745,018	796,000
Private Equity Investments	1,929,317	-	86,860	(1,245)	-	-	-	1,244	1,127,872	3,144,048	1,127,872
Total	$36,102,299	$-	$86,860	$(1,245)	$-	$-	$-	$1,244	$3,967,192	$40,156,350	$3,967,192

The industry composition of investments based on fair value as of September 30, 2025 was as follows:

% of Net Assets September 30, 2025
Music from Film & TV	49.3%
Money Market Fund	18.4%
Biotech	12.3%
Pop / Commercial	10.8%
US Natural Gas	10.4%
Total	101.2%

The following table displays a summary of the valuation techniques and unobservable inputs used to value the Fund’s securities characterized as Level 3 investments for the six months ended September 30, 2025. Significant fluctuations of the unobservable inputs applied to these investments could be expected to significantly increase or decrease the respective fair values.

Asset Type	Fair Value at September 30, 2025	Valuation Techniques	Unobservable Input		Range (Weighted Average) (a)
Private Fund Investments	$17,023,975	Discounted Cash Flow	Discount Rate	(b)	10.00% (N/A)
		Discounted Cash Flow	Oil & Gas Reserve Risk Ratings		10 - 80% (N/A)
Private Debt Investments	14,243,309	Recent Transaction	Cost		#
		Discounted Cash Flow	Discount Rate	(b)	8.75% (N/A)
Participation Agreements	5,745,018	Discounted Cash Flow	Discount Rate	(b)	8.75% (N/A)
Private Equity Investments	3,144,048	Discounted Cash Flow	Discount Rate	(b)	8.75% (N/A)
Total	$40,156,350

#	The quantitative unobservable inputs within this category are based on recent transactions. There were no quantitative unobservable inputs significant to the valuation technique that were created by the Fund’s management.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments, where applicable.

(b)	Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable, when pricing the investments.

5.	Commitments and Contingencies

The Fund’s investment portfolio may contain investments which are in the form of private equity, private debt or participation agreement commitments, which require us to provide funding when requested by portfolio companies.

Lincoln Partners Group Royalty Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

September 30, 2025 (Unaudited)

6.	Capital Shares

Transactions in capital shares were as follows:

Six Months Ended September 30, 2025
Class I
Issuance of shares upon conversion of limited partnership to a fund	4,481,365
Shares sold	748,373
Class A
Shares sold	1,000
Class D
Shares sold	1,000
Class IS
Shares sold	1,000
Net increase	5,232,738

7.	Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

Class I	June 2, 2025 to September 30, 2025 (Unaudited)	January 7, 2025(7) to March 31, 2025
Per Share Data(1):
Net asset value, beginning of period	$10.00	$	N/A
Net investment income (loss)	0.12		N/A
Net realized and unrealized gain (loss)	0.72		N/A
Total from operations	0.84		N/A
Total increase (decrease) in net assets	0.84		N/A
Net asset value, end of period	$10.84	$	N/A
Shares Outstanding, end of period(2)	5,229,738		N/A
Total Return, based on net asset value(3)	9.01%		7.01%
Ratios / Supplemental Data:
Ratio of expenses to average Limited Partnership capital(4)	N/A		-%
Ratio of expenses prior to expenses reimbursed to average Limited Partnership capital(4)	N/A		0.28%
Ratio of net investment income to average Limited Partnership capital(4)	N/A		2.99%
Ratio of net investment income prior to expenses reimbursed to average Limited Partnership capital(4)	N/A		2.71%
Net assets, end of period	$56,705,162	$	N/A
Weighted-average shares outstanding(2)	4,631,040		N/A
Ratio of net expenses (including incentive fees) to average net assets(6)	2.14%		N/A
Ratio of net investment income to average net assets(6)	11.01%		N/A
Ratio of incentive fees to average net assets(6)	0.14%		N/A
Ratio of net expenses before expenses waivers and incentive compensations(6)	8.17%		N/A
Ratio of expenses waivers(6)	(6.17)%		N/A
Ratio of net expenses (excluding incentive fees) to average net assets(6)	2.00%		N/A
Portfolio turnover rate	-%		-%

Lincoln Partners Group Royalty Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

September 30, 2025 (Unaudited)

7.	Financial Highlights (continued)

Class A	September 1, 2025(7) to September 30, 2025 (Unaudited)
Per Share Data:
Net asset value, beginning of period	$10.00
Net investment income (loss)	(0.07)
Net realized and unrealized gain (loss)	0.31
Total from operations	0.24
Total increase (decrease) in net assets	0.24
Net asset value, end of period	$10.24
Shares Outstanding, end of period	1,000
Total Return, based on net asset value(5)	2.43%
Ratios / Supplemental Data:
Net assets, end of period	10,242
Weighted-average shares outstanding	1,000
Ratio of net expenses (including incentive fees) to average net assets	2.85%
Ratio of net investment income to average net assets	0.60%
Ratio of incentive fees to average net assets	-%
Ratio of net expenses before expenses waivers and incentive compensations	9.29%
Ratio of expenses waivers	(6.44)%
Ratio of net expenses (excluding incentive fees) to average net assets	2.85%
Portfolio turnover rate	-%

Lincoln Partners Group Royalty Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

September 30, 2025 (Unaudited)

7.	Financial Highlights (continued)

Class D	September 1, 2025(7) to September 30, 2025 (Unaudited)
Per Share Data:
Net asset value, beginning of period	$10.00
Net investment income (loss)	(0.06)
Net realized and unrealized gain (loss)	0.31
Total from operations	0.25
Total increase (decrease) in net assets	0.25
Net asset value, end of period	$10.25
Shares Outstanding, end of period	1,000
Total Return, based on net asset value(5)	2.49%
Ratios / Supplemental Data:
Net assets, end of period	10,248
Weighted-average shares outstanding	1,000
Ratio of net expenses (including incentive fees) to average net assets	2.50%
Ratio of net investment income to average net assets	0.95%
Ratio of incentive fees to average net assets	-%
Ratio of net expenses before expenses waivers and incentive compensations	9.26%
Ratio of expenses waivers	(6.76)%
Ratio of net expenses (excluding incentive fees) to average net assets	2.50%
Portfolio turnover rate	-%

Lincoln Partners Group Royalty Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

September 30, 2025 (Unaudited)

7.	Financial Highlights (continued)

Class IS	September 1, 2025(7) to September 30, 2025 (Unaudited)
Per Share Data:
Net asset value, beginning of period	$10.00
Net investment income (loss)	(0.06)
Net realized and unrealized gain (loss)	0.31
Total from operations	0.25
Total increase (decrease) in net assets	0.25
Net asset value, end of period	$10.25
Shares Outstanding, end of period	1,000
Total Return, based on net asset value(5)	2.53%
Ratios / Supplemental Data:
Net assets, end of period	10,253
Weighted-average shares outstanding	1,000
Ratio of net expenses (including incentive fees) to average net assets	2.25%
Ratio of net investment income to average net assets	1.20%
Ratio of incentive fees to average net assets	-%
Ratio of net expenses before expenses waivers and incentive compensations	9.23%
Ratio of expenses waivers	(6.98)%
Ratio of net expenses (excluding incentive fees) to average net assets	2.25%
Portfolio turnover rate	-%

(1)	Per share data is only applicable to the period of June 2, 2025 to September 30, 2025, when the Fund was a statutory trust. Prior to June 2, 2025, the Fund was a private limited partnership.(See Note 1).

(2)	Shares outstanding are only applicable to the period of June 2, 2025 to September 30, 2025, when the Fund was a statutory trust. Prior to June 2, 2025, the Fund was a private limited partnership (See Note 1).

(3)	For the period ended March 31, 2025 and the period from April 1, 2025 until June 1, 2025, total return based on limited partnership capital is calculated as total increase (decrease) in limited partnership capital resulting from operations divided by limited partnership capital during the year, adjusted for capital inflows, outflows and items of income and expenses and by geometrically linking weighted fund monthly returns. For the period April 1, 2025 until June 1, 2025, this amounted to 0.58%. For the period June 2, 2025 to September 30, 2025, total return is calculated as the change in net asset value during the respective period, assuming dividends and distributions, if any, are reinvested. This amounted to 8.43%. The total return for the period ended September 30, 2025 was calculated by geometrically linking the return for each period.

(4)	Amounts are annualized except for organizational costs and expense support amounts relating to organizational costs.

(5)	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a reimbursement by the Adviser. Performance would have been lower had the reimbursement not been in effect.

(6)	The ratios above are calculated and based upon the weighted average Limited Partners’ capital during the year and items of income and expense as presented in the consolidated statements of operations. Individual Limited Partners’ ratios may vary from the ratios listed above.

(7)	Date of commencement of operations; ratio has been annualized and total return has not been annualized.

8.	Risk Factors

Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund’s investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund’s portfolio investments.

Lincoln Partners Group Royalty Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

September 30, 2025 (Unaudited)

9.	Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

10.	Recent Accounting Pronouncements

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”), which intends to improve the transparency of income tax disclosures. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024 and is to be adopted on a prospective basis with the option to apply retrospectively. The Fund is currently assessing the impact of this guidance, however, the Fund does not expect a material impact on its financial statements.

11.	Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

(b)	Not Applicable.

Item 2. Code of Ethics.

Not applicable to this semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1(a) of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	Not applicable.

(b)	Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

LINCOLN ALTERNATIVE FUNDS

Board Considerations

New Sub-Advised Fund

Lincoln Partners Group Royalty Fund

Background

On January 28, 2025, the Board of Trustees (the “Board”) of Lincoln Partners Group Royalty Fund (the “Fund”) met to consider, among other things, (i) the approval of an investment management agreement between the Fund and Lincoln Financial Investments (“LFI”); and (ii) the approval of an investment sub-advisory agreement between LFI and Partners Group (USA) Inc. (“Partners Group”) (collectively, with the investment management agreement, the “Advisory Agreements”) for the Fund. The trustees of the Fund who are not “interested persons” (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) reported that they had reviewed materials provided by LFI, Lincoln National Life Insurance Company (“Lincoln Life”) and Partners Group prior to and during the meeting. Among other information, LFI, Lincoln Life and Partners Group provided information to assist the Independent Trustees in assessing the nature, extent and quality of services to be provided, including a presentation by representatives of each of LFI and Partners Group at the meeting and/or at a working session of the Independent Trustees on December 9, 2024. After reviewing the information received, the Independent Trustees requested supplemental information and LFI and Partners Group provided materials in response. The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Fund officers and employees of Lincoln Life and LFI to consider the approval of the Advisory Agreements.

Based upon its review, the Board concluded that it was in the best interests of the Fund that the Advisory Agreements be approved. In considering the approval of the Advisory Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, and considered a variety of factors in its analysis including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

Investment Management Agreement

Nature, Extent and Quality of Services. In considering the approval of the investment management agreement with LFI, the Board considered the nature, extent and quality of services expected to be provided to the Fund by LFI, including LFI personnel and resources. The Board considered LFI’s rationale for proposing the Fund and its desire to leverage Lincoln National Corporation’s investment platform, distribution franchise and private equity investment expertise. The Board reviewed the services to be provided by LFI in serving as investment adviser and the backgrounds of members of the compliance staff, including the experience of the compliance staff to conduct due diligence on and oversight of the compliance programs of the Fund’s proposed service providers. The Board also considered that certain Lincoln Life personnel provide services to the other proprietary funds on behalf of LFI and that Lincoln Life was proposed to provide administrative services to the Fund under a separate administration agreement. The Board considered the resources LFI planned to devote to the oversight of the Fund, noting, in particular, that LFI had formed a dedicated closed-end fund investment committee and valuation committee to focus on matters specific to the Fund, including liquidity and valuation. The Board also considered the additional services to be provided by LFI and its affiliates due to the fact that the Fund was proposed to be a closed-end tender offer fund, including, but not limited to, the facilitation and management of the Fund’s quarterly repurchase offers. The Board further considered LFI’s role in coordinating the activities of the Fund’s other service providers. The Board concluded that the services to be provided by LFI were expected to be satisfactory.

Performance. With respect to performance, the Board considered that the Fund was originally formed as a Delaware limited partnership on September 13, 2024 as the Lincoln Royalties Income Fund, LP (the “Lincoln LP”) and that the Lincoln LP intended to convert into a Delaware statutory trust and change its name to the name of the Fund. The Board further considered that, as of January 17, 2025, the Lincoln LP had invested approximately $17 million in royalties-related investments and that Partners Group currently provided investment sub-advisory services to the Lincoln LP. The Board also considered information provided by Partners Group regarding the performance of comparable accounts managed by Partners Group. The Board concluded that, given the short history of the Lincoln LP and its expected conversion into a Delaware statutory trust (the Fund), the Board would need additional time to evaluate performance.

Management Fee. The Board reviewed the Fund’s proposed investment management fee, incentive fee and estimated net expense ratio and reviewed information comparing the proposed investment management fee, incentive fee and estimated net expense ratio to the median of a peer group for the Fund provided by LFI. The Board noted that the Fund’s proposed investment strategy resulted in a limited number of comparable peers.

The Board noted that the proposed net investment management and incentive fees for the Fund were each equal to the median fees of the peer group. The Board considered that LFI proposed to implement an expense limitation for the Fund’s Class I, Class A and Class D shares for at least two years from the Fund’s commencement of operations. The Board also considered that the Fund’s estimated net expense ratio for each of its Class I, Class A and Class D shares, giving effect to the expense limitation, which excludes the incentive fee and certain other expenses, was below the median net expense ratio of the peer group provided by LFI. In light of the nature, quality and extent of services to be provided by LFI, including sub-adviser oversight, the Board concluded that the Fund’s investment management fee (including both the base management fee and incentive fee) was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board considered that the Fund had not commenced operations and that LFI proposed an expense limitation for the Fund’s Class I, Class A and Class D shares for at least two years from the Fund’s commencement of operations.

Profitability. The Board also reviewed the estimated profitability of LFI with respect to the Fund and concluded that the estimated profitability of LFI in connection with the management of the Fund was not unreasonable.

Fallout Benefits. The Board considered LFI’s statements that the benefits (other than advisory fees) that LFI and its affiliates receive from their relationships with the Fund are generally more than offset by the costs of providing these services and that LFI does not receive a material financial benefit from the use of its affiliates as service providers to the Fund.

Partners Group Sub-Advisory Agreement

Nature, Extent and Quality of Services. In considering the approval of the investment sub-advisory agreement between LFI and Partners Group with respect to the Fund, the Board considered the nature, extent and quality of day-to-day investment management services to be provided by Partners Group under the investment sub-advisory agreement. The Board reviewed the services expected to be provided by Partners Group, the background of the investment professionals to be servicing the Fund, and the reputation, resources and sub-advisory experience of Partners Group. The Board considered LFI’s rationale for proposing Partners Group and also considered the proposed portfolio management team’s expertise in managing investments in royalties in which the Fund was expected to invest, including investments within the pharmaceutical and healthcare industries, entertainment industry and brand royalties. The Board also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance and regulatory matters. The Board concluded that the services to be provided by Partners Group were expected to be satisfactory.

Performance. With respect to performance, the Board considered that the Fund had not commenced operations.

Sub-Advisory Fee and Economies of Scale. The Board reviewed the proposed sub-advisory fee and advisory fee peer group information provided by LFI. The Board considered that the sub-advisory fee was negotiated between LFI and Partners Group, an unaffiliated third party, and that LFI would compensate Partners Group from its proposed investment management fee (including both the base management fee and incentive fee, subject to applicable terms). The Board considered Partners Group’s statements that it expects investors in the Fund will benefit from economies of scale, as fixed costs and certain variable costs are expected to spread over a larger asset base and that such fees are expected to stabilize and the benefits are expected to continue as (and to the extent that) the Fund’s asset base grows. The Board concluded that the proposed subadvisory fee was reasonable.

Profitability and Fallout Benefits. The Board noted that the proposed sub-advisory fee was negotiated between LFI and Partners Group, an unaffiliated third party, and that LFI would compensate Partners Group from its fees. The Board reviewed materials provided by Partners Group as to any additional benefits it may receive and noted that Partners Group indicated it anticipates that it could potentially receive the following ancillary benefits from its association with the Fund: (1) the Fund’s activities could increase the visibility and/or recognition of the Partners Group brand, possibly contributing to increased dialogue with market sponsors or investment opportunities; and (2) certain investor channels are made available to the Fund outside of the “traditional” institutional markets (e.g., private wealth), which could increase client awareness of Partners Group and generate commitments or investments by investors in other products managed or sponsored by affiliates of Partners Group.

Conclusion. Based on all of the information considered and the conclusions reached, the Board, including a majority of the Independent Trustees, determined, through the exercise of its business judgment, that the terms of the Advisory Agreements for the Fund were fair and reasonable, and that approval of the Advisory Agreements was in the best interests of the Fund and its prospective shareholders.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this semi-annual report.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

(a)(1)	Not applicable to this semi-annual report.

(b)	Not Applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

No such purchases were made by or on behalf of the Fund during the period covered by this Report.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	Code of Ethics – Not applicable to this semi-annual report.

(a)(2)	Any written solicitation to purchase securities under Rule 23c-1 – Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 – attached hereto.

(a)(4)	Any written solicitation to purchase securities under Rule 23c-1 – Not applicable.

(a)(5)	Change in Registrant’s independent public accountant – Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 – attached hereto.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Lincoln Partners Group Royalty Fund

By (Signature and Title)	/s/ John Morriss
John Morriss, President
(principal executive officer)

Date:	November 21, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ John Morriss
John Morriss, President
(principal executive officer)

Date:	November 21, 2025

By (Signature and Title)	/s/ James Hoffmayer
James Hoffmayer, Chief Accounting Officer
(principal financial officer)

Date:	November 24, 2025